EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings per share:
EARNINGS PER SHARE

NOTE F – EARNINGS PER SHARE

Basic earnings per share are based upon the weighted average number of common shares outstanding during the period. The weighted average common shares outstanding for the diluted earnings per share computations were adjusted to reflect the assumed conversion of shares available under stock options and restricted stock. The following tables summarize earnings per share and the shares utilized in the computations for the twelve months ended December 31, 2016 and 2015, respectively:

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except per share data
December 31, 2016
Basic earnings per common share	$1,119	4,649,405	$0.24
Effect of dilutive securities	—	48,360
Effect of dilutive stock warrants	—	—
Diluted earnings per common share	$1,119	4,697,765	$0.24

December 31, 2015
Basic earnings per common share	$824	4,645,408	$0.18
Effect of dilutive securities	—	40,406
Effect of dilutive stock warrants	—	—
Diluted earnings per common share	$824	4,685,814	$0.18

For the year ended December 31, 2016, there were 55,314 shares related to stock options and 86,957 shares related to the common stock warrant that were anti-dilutive because the exercise price exceeded the average market price for the period. For the year ended December 31, 2015, there were 128,581 shares related to stock options and 86,957 shares related to the warrant that were anti-dilutive because the exercise price exceeded the average market price for the period. Therefore, they were omitted from the calculation of diluted earnings per share for their respective periods.